Weighted-Average Assumptions Used to Determine Benefit Obligations (Detail)	Mar. 31, 2012	Mar. 31, 2011
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	2.60%	2.80%
Rate of compensation increase	2.80%	2.60%